Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Taxes

The following table presents summary of information concerning the Company’s deferred taxes as of the periods ending December 31, 2020 and December 31, 2019.

	December 31
	2020	2019
	U.S. dollars in thousands
In respect of:
Net operating loss carry forwards	45,553	41,605
Research and development expenses	3,244	1,954
Other timing differences	375	211
Less – valuation allowance	(49,172)	(43,770)
Net deferred tax assets	-	-

Schedule of Changes in Valuation Allowance

The changes in valuation allowance are comprised as follows:

	December 31,
	2020	2019
	(U.S. dollars in thousands)
Balance at the beginning of year	$43,770	$40,589
Additions during the year	5,402	3,181
Balance at end of year	$49,172	$43,770